Intangible Assets, Net (Other Than Goodwill) (Details) - Schedule of intangible assets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets, Net (Other Than Goodwill) (Details) - Schedule of intangible assets [Line Items]
Cost		$ 7,037,695	$ 7,280,036
Accumulated amortization		(2,510,219)	(1,686,424)
Carrying Value	$ 3,941,547	4,527,476	5,593,612	$ 3,310,184
Customer Relationships [Member]
Intangible Assets, Net (Other Than Goodwill) (Details) - Schedule of intangible assets [Line Items]
Cost		1,587,159	1,587,159
Accumulated amortization		(775,856)	(617,140)
Carrying Value	728,340	811,303	970,019	1,128,734
Acquired And Developed Software [Member]
Intangible Assets, Net (Other Than Goodwill) (Details) - Schedule of intangible assets [Line Items]
Cost		4,476,271	4,071,550
Accumulated amortization		(1,304,877)	(419,626)
Carrying Value	2,705,100	3,171,394	3,651,924	908,893
Intellectual Property [Member]
Intangible Assets, Net (Other Than Goodwill) (Details) - Schedule of intangible assets [Line Items]
Cost		828,580	1,498,363
Accumulated amortization		(412,109)	(635,571)
Carrying Value	375,804	416,471	862,792	1,191,942
Non-Compete [Member]
Intangible Assets, Net (Other Than Goodwill) (Details) - Schedule of intangible assets [Line Items]
Cost		14,087	14,087
Accumulated amortization		(14,087)	(14,087)
Carrying Value				2,433
Patents [Member]
Intangible Assets, Net (Other Than Goodwill) (Details) - Schedule of intangible assets [Line Items]
Cost		131,598	108,877
Accumulated amortization		(3,290)
Carrying Value	$ 132,303	$ 128,308	$ 108,877	$ 78,182